Investment Property, Net (Tables)	12 Months Ended
Dec. 31, 2024
Investment Property, Net [Abstract]
Schedule of Net Balance of Investment Properties

The net balance of investment properties is shown below:

	As at December 31,
	2024	2023
Land	286,701	263,172
Buildings	1,952,221	1,671,190
Constructions in progress	18,012	22,613
Total cost of investment properties	2,256,934	1,956,975
Accumulated depreciation	(420,651)	(295,673)
Impairment	(7,957)	(7,957)
Total investment properties, net	1,828,326	1,653,345

Schedule of Cost of Investment Properties and Accumulated Depreciation

The movement of the cost of investment properties and accumulated depreciation during the reporting periods is shown below:

Cost	Land	Buildings	Constructions in progress	Total
Balance at December 31, 2022	312,399	1,744,190	109,563	2,166,152
Additions	-	16,280	40,408	56,688
Increase from transfers from property, plant and equipment	-	16,184	(15,839)	345
Increase (decrease) from movements between investment properties accounts	-	109,846	(109,846)	-
Effect of exchange differences on the translation into presentation currency	(47,548)	(386,052)	(972)	(434,572)
(Decrease) from transfers (to) other balance sheet accounts – inventories (1)	(17,227)	-	-	(17,227)
Hyperinflation adjustments	15,553	175,278	446	191,277
Other	(5)	(4,536)	(1,147)	(5,688)
Balance at December 31, 2023	263,172	1,671,190	22,613	1,956,975
Additions	-	2,978	29,454	32,432
Disposals and derecognition	(286)	-	(580)	(866)
(Decrease) from transfers (to) property, plant and equipment	-	-	(12)	(12)
Increase (decrease) from movements between investment properties accounts	-	34,085	(34,085)	-
Effect of exchange differences on the translation into presentation currency	(433)	(22,781)	(61)	(23,275)
Hyperinflation adjustments	24,248	266,749	683	291,680
Balance at December 31, 2024	286,701	1,952,221	18,012	2,256,934
Accumulated depreciation	Buildings
Balance at December 31, 2021	241,348
Depreciation expenses	31,174
(Decrease) from transfers (to) property, plant and equipment	(526)
Disposals and derecognition	(189)
Effect of exchange differences on the translation into presentation currency	(21,452)
Increase from transfers to non-current assets held for sale	870
Hyperinflation adjustments	66,589
Other	(149)
Balance at December 31, 2022	317,665
Depreciation expenses	31,389
Effect of exchange differences on the translation into presentation currency	(107,033)
Hyperinflation adjustments	54,835
Other	(1,183)
Balance at December 31, 2023	295,673
Depreciation expenses	34,068
Effect of exchange differences on the translation into presentation currency	(6,843)
Hyperinflation adjustments	97,753
Balance at December 31, 2024	420,651

(1)	Corresponds to the transfer of the Éxito Occidente investment property to inventory of real estate projects (Note 11.1).

Schedule of Net Gain from Investment Property

During the years ended December 31, 2024 and 2023 the results at the Éxito Group from the use of the investment property are as follows:

	Year ended December 31,
	2024	2023	2022
Lease rental income	434,700	375,832	340,746
Operating expense related to leased investment properties	(7,168)	(86,130)	(75,031)
Operating expense related to investment properties that are not leased	(105,542)	(41,857)	(81,306)
Net gain from investment property	321,990	247,845	184,409